Non-current assets and liabilities held for sale and discontinued operations - Results of discontinued operations of the Fertilizer segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations
Loss from discontinued operations	$ (813)	$ (1,227)	$ (190)
Net income (loss) attributable to noncontrolling interests	(7)	2	10
Loss from discontinued operations attributable to Vale's stockholders	(806)	(1,229)	(200)
Discontinued operations
Discontinued operations
Impairment of non-current assets	(885)	(1,738)	(157)
Loss from discontinued operations	(813)	(1,227)	(190)
Net income (loss) attributable to noncontrolling interests	(7)	2	10
Loss from discontinued operations attributable to Vale's stockholders	(806)	(1,229)	(200)
Fertilizers | Discontinued operations
Discontinued operations
Net operating revenue	1,746	1,875	2,225
Cost of goods sold and services rendered	(1,605)	(1,887)	(1,762)
Operating expenses	(141)	(130)	(206)
Impairment of non-current assets	(885)	(1,738)	(157)
Operating income (loss)	(885)	(1,880)	100
Financial Results, net	(28)	20	(147)
Equity results in associates and joint ventures	(2)	3	6
Loss before income taxes	(915)	(1,857)	(41)
Income taxes	102	630	(149)
Loss from discontinued operations	(813)	(1,227)	(190)
Net income (loss) attributable to noncontrolling interests	(7)	2	10
Loss from discontinued operations attributable to Vale's stockholders	$ (806)	$ (1,229)	$ (200)